Schedule I Condensed Parent Company Financials (Parent Company [Member])	12 Months Ended
Aug. 29, 2013
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT

MICRON TECHNOLOGY, INC.
(Parent Company Only)

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
(in millions)

For the year ended	August 29, 2013	August 30, 2012	September 1, 2011
Net sales	$4,404	$4,590	$6,141
Cost of goods sold	3,721	4,194	5,338
Gross margin	683	396	803

Selling, general and administrative	238	281	213
Research and development	921	917	761
Other operating (income) expense, net	77	18	(376)
Operating income (loss)	(553)	(820)	205

Gain on acquisition of Elpida	1,484	—	—
Interest income and (expense), net	(189)	(160)	(92)
Other non-operating income (expense), net	(248)	17	(97)
	494	(963)	16

Income tax (provision) benefit	(1)	8	(48)
Equity in earnings (loss) of subsidiaries	703	29	244
Equity in net loss of equity method investees	(6)	(106)	(45)
Net income (loss) attributable to Micron	1,190	(1,032)	167
Other comprehensive income (loss)	(17)	(52)	121
Comprehensive income (loss) attributable to Micron	$1,173	$(1,084)	$288

See accompanying notes to condensed financial statements.

SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT

MICRON TECHNOLOGY, INC.
(Parent Company Only)

CONDENSED BALANCE SHEETS
(in millions except par value amounts)

As of	August 29, 2013	August 30, 2012
Assets
Cash and equivalents	$1,202	$2,012
Short-term investments	221	100
Receivables	159	210
Notes and accounts receivable from subsidiaries	826	1,278
Finished goods	88	96
Work in process	332	333
Raw materials and supplies	43	65
Other current assets	30	31
Total current assets	2,901	4,125
Investment in subsidiaries	7,465	4,722
Long-term marketable investments	499	374
Noncurrent notes receivable from and prepaid expenses to subsidiaries	573	738
Property, plant and equipment, net	1,613	1,876
Equity method investments	12	20
Other noncurrent assets	472	444
Total assets	$13,535	$12,299

Liabilities and equity
Accounts payable and accrued expenses	$650	$721
Short-term debt and accounts payable to subsidiaries	416	557
Current portion of long-term debt	646	154
Other current liabilities	44	83
Total current liabilities	1,756	1,515
Long-term debt	2,438	2,781
Other noncurrent liabilities	199	303
Total liabilities	4,393	4,599

Commitments and contingencies

Micron shareholders' equity:
Common stock, $0.10 par value, 3,000 shares authorized, 1,044.4 shares issued and outstanding (1,017.7 as of August 30, 2012)	104	102
Other equity	9,038	7,598
Total Micron shareholders' equity	9,142	7,700
Total liabilities and equity	$13,535	$12,299

See accompanying notes to condensed financial statements.
SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT

MICRON TECHNOLOGY, INC.
(Parent Company Only)

CONDENSED STATEMENTS OF CASH FLOWS
(in millions)

For the year ended	August 29, 2013	August 30, 2012	September 1, 2011
Net cash (used in) provided by operating activities	$(347)	$(48)	$123

Cash flows from investing activities
Purchases of available-for-sale securities	(924)	(559)	(29)
Cash paid for the acquisition of Elpida	(596)	—	—
Expenditures for property, plant, and equipment	(281)	(682)	(421)
Payments to settle hedging activities	(256)	(51)	(30)
Loan to equity method investee	(45)	—	—
Expenditures for intangible assets	(34)	(40)	(45)
Cash contributions to subsidiaries	(23)	(84)	(767)
Additions to equity method investments	—	(17)	(31)
Cash paid to terminate lease to IMFT	—	(107)	—
Acquisition of additional interest in subsidiaries	—	—	(159)
Proceeds from repayment of loans to subsidiaries, net	851	556	206
Proceeds from sales and maturities of available-for-sale securities	678	151	1
Cash distributions from subsidiaries	38	499	234
Proceeds from sales of property, plant and equipment	38	63	120
Proceeds from settlement hedging activities	38	26	54
Other	9	(28)	(10)
Net cash used for investing activities	(507)	(273)	(877)

Cash flows from financing activities
Proceeds from issuance of debt	693	1,113	690
Proceeds from issuance of common stock	150	5	28
Proceeds from equipment sale-leaseback transactions	126	439	202
Cash received for capped call transactions	24	—	—
Repayments of debt	(777)	(117)	(557)
Payments on equipment purchase contracts	(73)	(41)	(51)
Cash paid for capped call transactions	(48)	(103)	(57)
Payments of licensing obligations	(31)	(18)	(29)
Debt issuance costs, net	(17)	(21)	(20)
Cash paid to purchase common stock	(5)	(6)	(163)
Other	2	—	—
Net cash provided by (used for) financing activities	44	1,251	43

Net increase (decrease) in cash and equivalents	(810)	930	(711)
Cash and equivalents at beginning of period	2,012	1,082	1,793
Cash and equivalents at end of period	$1,202	$2,012	$1,082

See accompanying notes to condensed financial statements.
MICRON TECHNOLOGY, INC.
SCHEDULE I
CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT

NOTES TO CONDENSED FINANCIAL STATEMENTS
(All tabular amounts in millions)

Basis of Presentation

Micron Technology, Inc., ("Micron") a Delaware corporation, was incorporated in 1978.  Micron is the parent company of it's consolidated subsidiaries and, together with it's consolidated subsidiaries, is one of the world's leading providers of advanced semiconductor solutions.

These condensed financial statements have been prepared on a parent-only basis. Under this parent-only presentation, Micron's investments in its consolidated subsidiaries are presented under the equity method of accounting. In accordance with Rule 12-04 of Regulation S-X, these parent-only financial statements do not include all of the information and footnotes required by Generally Accepted Accounting Principles (GAAP) in the United States (U.S.) for annual financial statements. Because these parent-only financial statements and notes do not include all of the information and footnotes required by GAAP in the U.S. for annual financial statements, these parent-only financial statements and other information included should be read in conjunction with Micron's audited Consolidated Financial Statements contained within Part II, Item 8 of this Form 10-K for the year ended August 29, 2013.

Long-Term Debt

As of	2013	2012
Capital lease obligations	$553	$556
2014 convertible senior notes	465	860
2027 convertible senior notes	147	141
2031A convertible senior notes	277	265
2031B convertible senior notes	253	243
2032C convertible senior notes	463	451
2032D convertible senior notes	369	361
2033E convertible senior notes	272	—
2033F convertible senior notes	260	—
Intel senior note	25	58
	3,084	2,935
Less current portion	646	154
	$2,438	$2,781

Micron' senior notes are unsecured obligations ranking equally in right of payment with all of Micron's other existing and future unsecured indebtedness, and are effectively subordinated to all of Micron's other existing and future secured indebtedness, to the extent of the value of the assets securing such indebtedness.  The convertible notes and the Intel note of Micron are structurally subordinated to $1,863 million of other notes payable of its subsidiaries and capital lease obligations. MTI guarantees certain debt obligations of its subsidiaries. MTI does not guarantee the Elpida creditor installment payments. As of August 29, 2013, Micron had guaranteed $701 million of debt obligations of its subsidiaries. Micron's guarantees of its subsidiary debt obligations are unsecured obligations ranking equally in right of payment with all of its other existing and future unsecured indebtedness.

Capital Lease Obligations

We have various capital lease obligations due in periodic installments with a weighted-average remaining term of 2.9 years and weighted-average effective interest rates of 4.7% as of August 29, 2013 and 4.8% as of August 30, 2012. In 2013, we received $126 million in proceeds from equipment sale-leaseback transactions and as a result recorded capital lease obligations aggregating $126 million at a weighted-average effective interest rate of 4.3%, payable in periodic installments through July, 2017. In 2012, we received $439 million in proceeds from equipment sale-leaseback transactions and as a result recorded capital lease obligations aggregating $439 million at a weighted-average effective interest rate of 4.1%, payable in periodic installments through August, 2016.

As of August 29, 2013 and August 30, 2012, production equipment with a carrying value of $458 million and $491 million, respectively, was collateral for Micron's capital leases.

Convertible Senior Notes and Intel Senior Note

For further information, see "Item 8. Financial Statements and Supplementary Data – Debt" to Micron's consolidated financial statements.

Maturities of Notes Payable and Future Minimum Lease Payments

As of August 29, 2013, maturities of notes payable and future minimum lease payments under capital lease obligations were as follows:

As of August 29, 2013	Notes Payable	Capital Lease Obligations
2014	$510	$181
2015	—	180
2016	—	200
2017	175	30
2018	645	3
2019 and thereafter	1,645	8
Discounts and interest, respectively	(444)	(49)
	$2,531	$553

Commitments

Micron has various financial guarantees which are issued in the normal course of business on behalf of its subsidiaries. These contracts include debt guarantees and guarantees on certain banking facilities. Micron enters into these arrangements to facilitate commercial transactions with third parties by enhancing the value of the transaction to the third party. Micron has entered into agreements covering purchases or sales, as applicable, by Micron or any of its subsidiaries, and occasionally Micron may be required to perform under such agreements on behalf of its subsidiaries.
As of August 29, 2013, the maximum potential amount of future payments Micron could have been required to make under its debt guarantees was approximately $705 million. Substantially all of this amount relates to guarantees for debt of wholly-owned entities whereby Micron would be obligated to perform under the guarantee if a subsidiary were to default on the terms of their debt arrangements. In the event of performance under the guarantee, Micron would be permitted to seek reimbursement from the subsidiary company(s) through liquidation of the assets collateralized by the various debt instruments. At the time these contracts were entered into, the collateralized assets approximated the value of the outstanding guarantees. The majority of these guarantees expire at various times between December, 2014 and January, 2018. Micron also guarantees credit facilities that provide for up to $408 million of additional financing. As of August 29, 2013, no amounts had been drawn under these credit facilities.
Micron guarantees certain banking facilities for its wholly-owned consolidated entities. Substantially all of these guarantees relate to bank overdraft protections. The maximum potential amount of future payments Micron could be required to make under these guarantees varies based on the extent of potential overdrafts. Micron's business processes substantially mitigate the risk of wholly-owned subsidiaries over drafting their bank accounts. The majority of these guarantees have no contractual expiration.

We have agreed, subject to certain conditions, to provide certain support to Elpida with respect to obtaining financing for working capital purposes and capital expenditures. In addition, we agreed, subject to certain conditions, to use reasonable best efforts to assist the Elpida Companies in financing up to 64 billion yen (or the equivalent of approximately $655 million) of eligible capital expenditures incurred through June 30, 2014, which may include us providing payment guarantees of third party financing under certain circumstances or direct financial support from Micron Technology, Inc. or one of its subsidiaries. For further information, see "Item 8. Financial Statements and Supplementary Data – Acquisition of Elpida Memory, Inc." to Micron's consolidated financial statements.

Contingencies

As is typical in the semiconductor and other high technology industries, from time to time others have asserted, and may in the future assert, that Micron and it's subsidiaries' products or manufacturing processes infringe their intellectual property rights. Micron has accrued a liability and charged operations for the estimated costs of adjudication or settlement of various asserted and unasserted claims existing as of the balance sheet date. We are currently a party to various litigation regarding patent, antitrust, securities, commercial and other matters arising from the normal course of business, none of which is expected to have a material adverse effect on Micron's business, results of operations or financial condition. Micron is a party to the matters listed in the "Contingencies" note in the consolidated financial statements, with the exception of the patent infringement case Tessera Inc. filed on December 7, 2007 against Elpida Memory, Inc., Elpida Memory (USA) Inc., and numerous other defendants, and the complaint filed on July 12, 2013 by seven former shareholders of Elpida against the board of directors of Elpida as of February 2013. For further information, see the Consolidated Financial Statements, "Contingencies" note.

Related Party Transaction

Transactions between Micron and its consolidated subsidiaries are eliminated in consolidation. Micron engages in various transactions with its equity method investees and eliminates the profits or losses on those transactions to the extent of its ownership interest until such time as the profits or losses are realized. As of August 29, 2013, Micron held a 31% ownership interest in Aptina Imaging Corporation ("Aptina") and a 50% ownership interest in Transform Solar Pty Ltd. Net sales included sales to consolidated subsidiaries of $4,190 million, $4,148 million and $5,718 million for 2013, 2012 and 2011, respectively. Net sales for 2013, 2012 and 2011 also included $182 million, $372 million and $349 million, respectively, for sale of products to Aptina. For further information regarding transactions between Micron and its equity method investees, see the Consolidated Financial Statements, "Equity Method Investments – Other" note.